Cover	Oct. 19, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is an amendment to the Current Report on Form 8-K filed by STARRY SEA ACQUISITION CORP (“SSEA” or the “Company”) with the U.S. Securities and Exchange Commission on October 21, 2026 (the “Original 8-K”). The Original 8-K reported the number of ordinary shares of the Company tendered for redemption. The sole purpose of this Amendment is to correct the number of ordinary shares tendered for redemption in the Original 8-K. Except as otherwise provided herein, the disclosures made in the Original 8-K remain unchanged.
Document Period End Date	Oct. 19, 2026
Entity File Number	001-42768
Entity Registrant Name	STARRY SEA ACQUISITION CORP
Entity Central Index Key	0002059165
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	418 Broadway #7531
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12207
City Area Code	(646)
Local Phone Number	750-8895
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Title of 12(b) Security	Units, consisting of one Ordinary Share, $0.0001 par value, and one Right to acquire one-sixth of one Ordinary Share
Trading Symbol	SSEAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	SSEA
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-sixth of one Ordinary Share
Title of 12(b) Security	Rights, each whole right to acquire one-sixth of one Ordinary Share
Trading Symbol	SSEAR
Security Exchange Name	NASDAQ